Fair Value Measurements - Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	$ 66,128	$ 377,857
Change in fair value of warrant liabilities	227,772	(311,729)
Fair value, ending balance	293,900	66,128
Representative’s Warrants [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	5,123	29,274
Change in fair value of warrant liabilities	17,647	(24,151)
Fair value, ending balance	22,770	5,123
Warrant Liability [Member]
Schedule of Level 3 Financial Instruments that are Measured at Fair Value on a Recurring Basis [Line Items]
Fair value, beginning balance	71,251	407,131
Change in fair value of warrant liabilities	245,419	(335,880)
Fair value, ending balance	$ 316,670	$ 71,251